4. STOCK-BASED COMPENSATION (Sept. 2017 Note) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Stock-based compensation costs	$ 26,057	$ 60,901	$ 201,612	$ 241,388
Aggregate intrinsic value of "in the money" outstanding	7,950		34,875
Aggregate intrinsic value of "in the money" exercisable	7,450		26,975
Selling, General and Administrative Expenses [Member]
Stock-based compensation costs	10,696	42,915	134,984	123,370
Research and Development Expenses [Member]
Stock-based compensation costs	6,692	9,317	31,952	57,338
Cost of Goods Sold [Member]
Stock-based compensation costs	$ 8,669	$ 8,669	$ 34,676	$ 60,680